Flexible Income Fund
USAA Flexible Income Fund Summary
Investment Objective
The USAA Flexible Income Fund (the Fund) seeks total return through a combination of income and capital appreciation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares, Institutional Shares, and Adviser Shares are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Flexible Income Fund	Fund Shares	Inst. Shares	Adviser Shares
Shareholder Fee, Other	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Flexible Income Fund		Fund Shares	Inst. Shares	Adviser Shares
Management Fee		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.67%	0.55%	0.81%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	1.22%	1.10%	1.61%
Reimbursement from Adviser	[2]	(0.27%)	(0.25%)	(0.41%)
Total Annual Fund Operating Expenses after Reimbursement		0.95%	0.85%	1.20%
[1]	The Total Annual Fund Operating Expenses for the Fund Shares, Institutional Shares, and Adviser Shares may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund Shares, Institutional Shares, and Adviser Shares and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed, through April 30, 2019, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares, Institutional Shares, and Adviser Shares of the Fund so that the Total Annual Fund Operating Expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90%, 0.80%, and 1.15% of the Fund Shares, Institutional Shares, and Adviser Shares, respectively. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after April 30, 2019.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement for the Fund Shares, Institutional Shares, and Adviser Shares is not continued beyond one year.

Expense Example - Flexible Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Fund Shares	97	360	644	1,453
Inst. Shares	87	325	582	1,318
Adviser Shares	122	468	837	1,877

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its whole portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund will invest in income-producing securities that carry the most attractive opportunity for total return, regardless of maturity or credit rating. The Fund may invest to a significant extent in investment-grade U.S. bonds, high-yield bonds (commonly referred to as "junk" bonds), bank loans, non-dollar-denominated bonds, and equity securities. In addition, the Fund may invest up to 40% of its assets in foreign non-dollar-denominated securities traded outside the United States, and may invest without limitation in dollar-denominated securities of foreign issuers. Investments in the securities of foreign issuers may include securities issued in emerging markets as well as securities issued in established markets. The Fund also may use various techniques, including, among others, entering into derivatives transactions (such as futures and options), currency exchange contracts, and swap agreements, to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values.

For the purposes of this Fund, "bonds" may include corporate debt securities; obligations of U.S., state, and local governments, their agencies and instrumentalities; and mortgage- and asset-backed securities. For the purposes of this Fund, "equity securities" may include common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American depositary receipts (ADRs), European depositary receipts (EDRs), global depositary receipts (GDRs), exchange-traded funds (ETFs), and convertible securities.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks may be heightened to the extent the Fund invests in emerging-market countries. Emerging-market countries are less economically diverse and less mature than more developed countries and tend to be less politically stable.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for fixed-income securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETF, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund.

The Fund is subject to legislative risk, which is the risk that changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and that such policies could have an adverse impact on the value of the Fund's investments and the Fund's net asset value (NAV).

The risk of investing in securities that generally are less liquid than higher-quality securities is referred to as liquidity risk. The market for lower-quality issues generally is less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the trade price may be substantially higher or lower than expected.

The Fund is subject to prepayment and extension risk. The Fund can invest in mortgage-backed securities. These securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner's default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which sometimes is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class's volatility and performance from year to year for each full calendar year since the Fund's inception. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.90%	June 30, 2016
Lowest Quarter Return	-4.30%	December 31, 2016
Year-to-Date Return	-3.91%	March 31, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are only shown for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2017
Average Annual Total Returns - Flexible Income Fund	Past 1 Year	Since Inception	Inception Date
Fund Shares	7.24%	3.15%	Jul. 12, 2013
Fund Shares | Return After Taxes on Distributions	5.54%	1.09%
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	4.23%	1.50%
Inst. Shares	7.29%	3.31%	Jul. 12, 2013
Adviser Shares	7.00%	2.90%	Jul. 12, 2013
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	4.09%	3.36%	Jul. 12, 2013